Accounts Receivable, net	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Receivables [Abstract]
Accounts Receivable, net
4.	Accounts Receivable, net
Accounts receivable, net consisted of the following (in thousands):

	June 30, 2025	December 31, 2025
Accounts receivable	$161,827	$253,267
Less: allowance for credit losses	(1,857)	(2,250)

Accounts receivable, net	$159,970	$251,017

5.	Accounts Receivable
Accounts receivable, net consist of the following (in thousands):

	Successor
	June 30,
	2024	2025
Accounts receivable	$83,851	$161,827
Less: allowance for credit losses	(2,598)	(1,857)

Accounts Receivable, net	$81,253	$159,970

The following is the activity of the allowance for credit losses on accounts receivable (in thousands):

	Predecessor	Successor
	Period from July 1, 2023 to October 31, 2023	Period from Inception to June 30, 2024	Year Ended June 30, 2025
Beginning balance	$(1,516)	$—	$(2,598)
Acquisitions	—	(2,820)	—
Recovery (provision) for credit losses	79	169	207
Written-off	16	53	534

Ending balance	$(1,421)	$(2,598)	$(1,857)